Cost of Sales by Nature - Cost of Sales by Nature (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Raw materials	$ 1,713	$ 1,776
Wages and employee benefits expenses	754	689
Energy	302	259
Delivery	487	356
Depreciation and amortization	244	215
Other	497	475
Cost of sales	$ 3,997	$ 3,770